Note 5 - Grants and Collaboration Revenue	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Government Grants and Contracts [Text Block]
5 .	Grants and Collaboration Revenue

Government Grants and Contracts

We receive payments from government entities under our grants and contracts with the National Institute of Allergy and Infectious Diseases in support of certain of our vaccine research and development efforts. We record revenue associated with government grants and contracts as the reimbursable costs are incurred.
During
2017,
2016,
and
2015,
we recorded
$980,270,
$828,918,
and
$428,081,
respectively, of revenue associated with these grants and contracts. As of
December 31, 2017,
there is an aggregate of
$481,695
in remaining grant funds available for use during
2018.

Collaboration Revenue

In
March 2017,
we entered into a clinical trial collaboration agreement with American Gene Technologies International, Inc. (“AGT”) whereby AGT intends to conduct a phase
1
human clinical trial investigating our combined technologies as a functional cure for HIV infection. In connection with the agreement, AGT paid to us a non-refundable fee of
$95,000,
which we recorded as collaboration revenue during
2017.